Cover Page	Apr. 02, 2020
Cover page.
Entity Registrant Name	RYDER SYSTEM, INC.
Entity Central Index Key	0000085961
Amendment Flag	false
Document Type	8-K
Document Period End Date	Apr. 02, 2020
Entity Incorporation, State or Country Code	FL
Entity File Number	1-4364
Entity Tax Identification Number	59-0739250
Entity Address, Address Line One	11690 NW 105th Street
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	305
Local Phone Number	500-3726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	R
Security Exchange Name	NYSE
Entity Emerging Growth Company	false